Operating lease as lessee (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Operating Lease As Lessee
Schedule of lease cost and other information	A summary of lease cost is as follows:
For the
Nine Months Period Ended
January 31, 2026
(Unaudited) US$
Amortization of right-of-use asset	$32,472
Interest on lease liabilities	$530
A summary of lease cost is as follows:
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Amortization of right-of-use asset	$44,146	$40,467
Interest on lease liability	$2,032	$3,062

Schedule of supplemental information related to operating leases
As of
January 31, 2026
(Unaudited) US$
Right-of-use asset	$15,353

Lease liability, current	11,515
Total lease liability	$11,515

	As of	As of
	April 30,	April 30,
	2025	2024
Right-of-use asset	$47,825	$91,971

Lease liability, current	45,413	44,028
Lease liability, non-current	-	45,413
Total lease liability	$45,413	$89,441

Schedule of maturity of lease liability

The following table presents maturity of lease liability as of January 31, 2026:

As of
Twelve months ending April 30,	January 31, 2026
(Unaudited) US$
For the remaining fiscal year of 2026	$11,515
Total future minimum lease payments	11,515
Less: imputed interest	-
Total	$11,515

The following table presents maturity of lease liability as of April 30, 2025:

As of
April 30,
Twelve months ending April 30,	2025
2026	$46,060
Total future minimum lease payments	46,060
Less: imputed interest	(647)
Total	$45,413